Equity-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 28, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 18	$ 8	$ 14
2016 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized (in shares)				900,000
2005 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units authorized (in shares)	850,000